Note 2 - Summary of Presentation (Tables)	12 Months Ended
Dec. 31, 2022
Mortgage Servicing Rights ("MSRs") [Member]
Notes Tables
Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
	As at December 31,
	2022	2021

Discount rate	11.5%	11.4%
Conditional prepayment rate	3.1%	4.4%